EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Numerator [Abstract]
Net (Loss) Income	$ (6,407)	$ 8,652
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)	23,343,195	19,264,166
Dilutive effect of Warrants issued (in shares)	0	78,875
Dilutive - Weighted Average Common Shares Outstanding (in shares)	23,343,195	19,343,041
(Loss) Income per Common Share [Abstract]
Basic (in dollars per share)	$ (0.27)	$ 0.45
Diluted (in dollars per share)	$ (0.27)	$ 0.45